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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from June 1, 2006 to June 30, 2006
                                            ------------------------------

                    Commission File Number of issuing entity:
                                  333-131211-05

                      GMACM HOME EQUITY LOAN TRUST 2006-HE2
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                            GMAC MORTGAGE CORPORATION
                            -------------------------
               (Exact name of sponsor as specified in its charter)


                     New York                                     None
------------------------------------------------           ---------------------
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

   c/o GMAC Mortgage Corporation, as Servicer
                 100 Witmer Road

                Horsham, PA 19044                               19044
------------------------------------------------         ---------------------
    (Address of principal executive offices of                (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class         Registered/reported pursuant to        Name of
                                         (check one)                    exchange
                                                                      If Section
                                                                         12(b))
                                   Section     Section   Section 15(d)
                                    12(b)       12(g)
Mortgage Pass Through Certificates,
  Series 2006-HE2, in the classes
          specified herein          [___]        [___]       [ X ]    __________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   _X_   No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2 (the "Notes") dated June 27, 2006, and related Prospectus dated April 7, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2006-HE2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, and Class A-4.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   July 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.1 Servicing Agreement dated as of June 29, 2006 among GMAC Mortgage Corporation, as servicer, the GMACM Home Equity Loan Trust 2006-HE2, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2006).

Exhibit 4.2 Trust Agreement dated as of June 29, 2006 between Residential Asset Mortgage Products, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13,
     2006).

Exhibit 4.3 Indenture dated as of June 29, 2006 between the GMACM Home Equity Loan Trust 2006-HE2, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2006).

Exhibit 10.1 Mortgage Loan Purchase Agreement dated as of June 29, 2006 among GMAC Mortgage Corporation, as seller, Walnut Grove Mortgage Loan Trust 2003-A, as seller, Residential Asset Mortgage Products, Inc., as purchaser, GMACM Home Equity Loan Trust 2006-HE2, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2006).

Exhibit 10.2 The Financial Guaranty Insurance Policy dated as of June 29, 2006, Policy No. 06030080, issued by Financial Guaranty Insurance Company (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on July 13, 2006).

Exhibit 99.1 July 2006 Monthly Statement to Certificateholders



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                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2006



                                    GMACM Home Equity Loan Trust 2006-HE2
                                (Issuing entity)

                                    By:  GMAC Mortgage Corporation, as Servicer


                                            By:  /s/ Tim Magauran
                                                 Name:   Tim Magauran
                                                 Title:  Limited Signing Officer

                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS